intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	and other	construction	Total	licences	assets	Goodwill [1]	goodwill
AT COST
Balance as at January 1, 2024		$5,360	$7,915	$582	$530	$14,387	$12,250	$26,637	$10,422	$37,059
Additions		35	107	41	865	1,048	936	1,984	—	1,984
Additions arising from business acquisitions		191	31	5	—	227	—	227	339	566
Assets under construction put into service		—	921	—	(921)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	(3)	(331)	(32)	—	(366)	20	(346)	—	(346)
Net foreign exchange differences		159	6	26	—	191	—	191	167	358
Balance as at December 31, 2024		5,742	8,649	622	474	15,487	13,206	28,693	10,928	39,621
Additions		25	81	7	912	1,025	—	1,025	—	1,025
Additions arising from business acquisitions	(b)	286	102	2	—	390	—	390	414	804
Assets under construction put into service		19	850	—	(869)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	(83)	(282)	(33)	—	(398)	11	(387)	—	(387)
Net foreign exchange differences		(27)	(4)	(13)	—	(44)	—	(44)	(17)	(61)
Balance as at December 31, 2025		$5,962	$9,396	$585	$517	$16,460	$13,217	$29,677	$11,325	$41,002
ACCUMULATED AMORTIZATION
Balance as at January 1, 2024		$1,533	$5,136	$247	$—	$6,916	$—	$6,916	$364	$7,280
Amortization		473	959	91	—	1,523	—	1,523	—	1,523
Dispositions, retirements and other		1	(330)	(61)	—	(390)	—	(390)	—	(390)
Net foreign exchange differences		36	5	10	—	51	—	51	—	51
Balance as at December 31, 2024		2,043	5,770	287	—	8,100	—	8,100	364	8,464
Amortization		495	1,041	69	—	1,605	—	1,605	—	1,605
Impairment	(e)	—	—	—	—	—	—	—	500	500
Dispositions, retirements and other		(44)	(276)	(35)	—	(355)	—	(355)	—	(355)
Net foreign exchange differences		9	(2)	(8)	—	(1)	—	(1)	1	—
Balance as at December 31, 2025		$2,503	$6,533	$313	$—	$9,349	$—	$9,349	$865	$10,214
NET BOOK VALUE
Balance as at December 31, 2024		$3,699	$2,879	$335	$474	$7,387	$13,206	$20,593	$10,564	$31,157
Balance as at December 31, 2025		$3,459	$2,863	$272	$517	$7,111	$13,217	$20,328	$10,460	$30,788

1	Accumulated amortization of goodwill of $364 is amortization recorded before 2002 and an impairment of $500 recorded in the year ended December 31, 2025, as set out in (e) following.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

		Individually
	Workplace	immaterial
(millions)	Options	transactions [1]	Total
Assets
Current assets
Cash	$3	$7	$10
Accounts receivable	32	35	67
Other	4	6	10
	39	48	87
Non-current assets
Property, plant and equipment
Owned assets	9	11	20
Right-of-use lease assets	19	14	33
Intangible assets subject to amortization [2]	330	60	390
Other	2	—	2
	360	85	445
Total identifiable assets acquired	399	133	532
Liabilities
Current liabilities
Accounts payable and accrued liabilities	46	28	74
Income and other taxes payable	10	1	11
Advance billings and customer deposits	23	—	23
Current maturities of long-term debt	96	25	121
	175	54	229
Non-current liabilities
Long-term debt	21	9	30
Deferred income taxes	27	12	39
	48	21	69
Total liabilities assumed	223	75	298
Net identifiable assets acquired	176	58	234
Goodwill	290	124	414
Net assets acquired	$466	$182	$648
Acquisition effected by way of:
Cash consideration [3]	$453	$88	$541
Provisions	13	64	77
Re-measured pre-acquisition interest at acquisition-date fair value [4]	—	11	11
Pre-existing relationship effectively settled	—	9	9
Bargain purchase gain	—	10	10
	$466	$182	$648

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

2

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 10-15 years, and other intangible assets are expected to be amortized over a period of 5-15 years.

3

In respect of the Workplace Options acquisition, cash consideration effectively includes proceeds of $280 (US$200) arising from the issuance of preferred shares to a synergistic private equity investor (see Note 26(e)).

4	Re-measurement of previously held interest in associate did not result in the recognition of an acquisition-date gain.

Summary of pro forma supplemental information

Year ended December 31, 2025 (millions except per share amounts)	As reported [1]	Pro forma [2]
Operating revenues and other income	$20,506	$20,713
Net income	$777	$745
Net income per Common Share
Basic	$0.73	$0.71
Diluted	$0.72	$0.70

1	Operating revenues and net income (loss) for the year ended December 31, 2025, include $132 and $(40), respectively, in respect of Workplace Options.
2	Pro forma amounts for the year ended December 31, 2025, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

As at December 31 (millions)	2025	2024
Intangible assets with indefinite lives
TELUS technology solutions	$13,217	$13,206
Goodwill
TELUS technology solutions	7,024	7,628
TELUS health	935	—
TELUS digital experience	2,501	2,936
	10,460	10,564
	$23,677	$23,770